Fair Value Measurement	12 Months Ended
Dec. 31, 2014
Fair Value Measurement [Abstract]
Fair Value Measurement

NOTE 18:-    FAIR VALUE MEASUREMENT:

The Company's financial assets (liabilities) measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments:

	Year ended December 31, 2014
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities	$535	$-	$-	$535
Derivatives instruments (net of tax effect of $ 36)	-	(13)	-	(13)
Pension liability *)	-	-	(3,254)	(3,254)

Total assets (liabilities)	$535	$(13)	$(3,254)	$(2,732)

	Year ended December 31, 2013
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities	$9,484	$-	$-	$9,484
Derivatives instruments (net of tax effect of $ 114)	-	314	-	314
Pension liability, net *)	-	-	(4,076)	(4,076)

Total assets (liabilities)	$9,484	$314	$(4,076)	$5,722

                    *)      See also note 12.